Columbia Massachusetts Tax-Exempt Fund |

COLUMBIA FUNDS SERIES TRUST I

Columbia Massachusetts Tax-Exempt Fund

(the "Fund")

Supplement dated May 31, 2011

to the Fund's Prospectus dated March 1, 2011, as supplemented

The Fund has added Barclays Capital Massachusetts Municipal Bond Index as a secondary benchmark. Accordingly, as of May 31, 2011, the Fund's Prospectus is hereby revised as follows:

1)	The paragraph under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectus entitled "Columbia Massachusetts Tax-Exempt Fund- Performance Information," is deleted and replaced in its entirety with the following:

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index, Barclays Capital Massachusetts Municipal Bond Index and the Lipper Massachusetts Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. The Barclays Capital Massachusetts Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of Massachusetts. Prior to May 31, 2011, the Barclays Capital Municipal Bond Index was the Fund's sole benchmark. The Fund added the Barclays Capital Massachusetts Municipal Bond Index as a secondary benchmark effective May 31, 2011 because the Adviser believes that the additional index provides a reasonable view of the available municipal investment opportunities in Massachusetts and therefore provides an additional useful performance comparison. The Lipper Massachusetts Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

2)	The following line is added to the table under the heading"Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectus entitled "Columbia Massachusetts Tax-Exempt Fund- Performance Information":

	1 year	5 years	10 years
Barclays Capital Massachusetts Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	1.96%	4.45%	4.99%

��

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index, Barclays Capital Massachusetts Municipal Bond Index and the Lipper Massachusetts Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. The Barclays Capital Massachusetts Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of Massachusetts. Prior to May 31, 2011, the Barclays Capital Municipal Bond Index was the Fund's sole benchmark. The Fund added the Barclays Capital Massachusetts Municipal Bond Index as a secondary benchmark effective May 31, 2011 because the Adviser believes that the additional index provides a reasonable view of the available municipal investment opportunities in Massachusetts and therefore provides an additional useful performance comparison. The Lipper Massachusetts Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

Average Annual Total Returns	1 Year	5 Years	10 Years
Columbia Massachusetts Tax-Exempt Fund Barclays Capital Massachusetts Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	1.96%	4.45%	4.99%

Columbia Connecticut Tax-Exempt Fund |

COLUMBIA FUNDS SERIES TRUST I

Columbia Connecticut Tax-Exempt Fund

(the "Fund")

Supplement dated May 31, 2011

To the Fund's Prospectuses dated March 1, 2011, as supplemented

The Fund has added Barclays Capital Connecticut Municipal Bond Index as a secondary benchmark. Accordingly, as of May 31, 2011, the Fund's Prospectuses are hereby revised as follows:

1)	The paragraph under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectus entitled "Columbia Connecticut Tax-Exempt Fund - Performance Information," is deleted and replaced in its entirety with the following:

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index, Barclays Capital Connecticut Municipal Bond Index and the Lipper Connecticut Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. The Barclays Capital Connecticut Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of Connecticut. Prior to May 31, 2011, the Barclays Capital Municipal Bond Index was the Fund's sole benchmark. The Fund added the Barclays Capital Connecticut Municipal Bond Index as a secondary benchmark effective May 31, 2011 because the Adviser believes that the additional index provides a reasonable view of the avail able municipal investment opportunities in Connecticut and therefore provides an additional useful performance comparison. The Lipper Connecticut Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

2)	The following line is added to the table under the heading"Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia Connecticut Tax-Exempt Fund - Performance Information":

	1 year	5 years	10 years
Barclays Capital Connecticut Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.39%	4.49%	4.74%

��

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index, Barclays Capital Connecticut Municipal Bond Index and the Lipper Connecticut Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. The Barclays Capital Connecticut Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of Connecticut. Prior to May 31, 2011, the Barclays Capital Municipal Bond Index was the Fund's sole benchmark. The Fund added the Barclays Capital Connecticut Municipal Bond Index as a secondary benchmark effective May 31, 2011 because the Adviser believes t hat the additional index provides a reasonable view of the available municipal investment opportunities in Connecticut and therefore provides an additional useful performance comparison. The Lipper Connecticut Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

Average Annual Total Returns	1 Year	5 Years	10 Years
Columbia Connecticut Tax-Exempt Fund Barclays Capital Connecticut Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.39%	4.49%	4.74%

Columbia Real Estate Equity Fund |

COLUMBIA FUNDS SERIES TRUST I

Columbia Real Estate Equity Fund

(the "Fund")

Supplement dated May 31, 2011

to the Fund's Prospectuses dated May 1, 2011

Effective on May 31, 2011, the Fund will change its benchmark from FTSE National Association of Real Estate Investment Trusts All Equity REITs Index to the FTSE National Association of Real Estate Investment Trusts Equity REITs Index. Accordingly, as of May 31, 2011, the Fund's Prospectuses will be hereby revised as follows:

1)	The paragraph under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectus entitled "Columbia Real Estate Equity Fund - Performance Information," is deleted and replaced in its entirety with the following:

The table compares the Fund's returns for each period with those of the FTSE National Association of Real Estate Investment Trusts (NAREIT) Equity REITs Index, which reflects performance of all publicly traded equity REITs other than those designated as timber REITs, and its former benchmark, FTSE NAREIT All Equity REITs Index, which reflects performance of all publicly traded equity REITs, including timber REITs. The Fund changed its benchmark effective May 31, 2011 because the Adviser believes that the FTSE NAREIT Equity REITs Index is more representative of the investment approach used to manage the Fund.

2)	The following lines are added to the table under the heading"Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia Real Estate Equity Fund - Performance Information":

	1 year	5 years	10 years
FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)	27.96%	3.04%	10.77%

��

The table compares the Fund's returns for each period with those of the FTSE National Association of Real Estate Investment Trusts (NAREIT) Equity REITs Index, which reflects performance of all publicly traded equity REITs other than those designated as timber REITs, and its former benchmark, FTSE NAREIT All Equity REITs Index, which reflects performance of all publicly traded equity REITs, including timber REITs. The Fund changed its benchmark effective May 31, 2011 because the Adviser believes that the FTSE NAREIT Equity REITs Index is more representative of the investment approach used to manage the Fund.

Average Annual Total Returns	1 Year	5 Years	10 Years
Columbia Real Estate Equity Fund FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)	27.96%	3.04%	10.77%

Columbia Massachusetts Tax-Exempt Fund |

COLUMBIA FUNDS SERIES TRUST I

Columbia Massachusetts Tax-Exempt Fund

(the "Fund")

Supplement dated May 31, 2011

to the Fund's Prospectus dated March 1, 2011, as supplemented

The Fund has added Barclays Capital Massachusetts Municipal Bond Index as a secondary benchmark. Accordingly, as of May 31, 2011, the Fund's Prospectus is hereby revised as follows:

1)	The paragraph under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectus entitled "Columbia Massachusetts Tax-Exempt Fund- Performance Information," is deleted and replaced in its entirety with the following:

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index, Barclays Capital Massachusetts Municipal Bond Index and the Lipper Massachusetts Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. The Barclays Capital Massachusetts Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of Massachusetts. Prior to May 31, 2011, the Barclays Capital Municipal Bond Index was the Fund's sole benchmark. The Fund added the Barclays Capital Massachusetts Municipal Bond Index as a secondary benchmark effective May 31, 2011 because the Adviser believes that the additional index provides a reasonable view of the available municipal investment opportunities in Massachusetts and therefore provides an additional useful performance comparison. The Lipper Massachusetts Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

2)	The following line is added to the table under the heading"Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectus entitled "Columbia Massachusetts Tax-Exempt Fund- Performance Information":

	1 year	5 years	10 years
Barclays Capital Massachusetts Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	1.96%	4.45%	4.99%

��

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index, Barclays Capital Massachusetts Municipal Bond Index and the Lipper Massachusetts Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. The Barclays Capital Massachusetts Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of Massachusetts. Prior to May 31, 2011, the Barclays Capital Municipal Bond Index was the Fund's sole benchmark. The Fund added the Barclays Capital Massachusetts Municipal Bond Index as a secondary benchmark effective May 31, 2011 because the Adviser believes that the additional index provides a reasonable view of the available municipal investment opportunities in Massachusetts and therefore provides an additional useful performance comparison. The Lipper Massachusetts Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

Average Annual Total Returns	1 Year	5 Years	10 Years
Columbia Massachusetts Tax-Exempt Fund Barclays Capital Massachusetts Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	1.96%	4.45%	4.99%

Columbia Connecticut Tax-Exempt Fund |

COLUMBIA FUNDS SERIES TRUST I

Columbia Connecticut Tax-Exempt Fund

(the "Fund")

Supplement dated May 31, 2011

To the Fund's Prospectuses dated March 1, 2011, as supplemented

The Fund has added Barclays Capital Connecticut Municipal Bond Index as a secondary benchmark. Accordingly, as of May 31, 2011, the Fund's Prospectuses are hereby revised as follows:

1)	The paragraph under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectus entitled "Columbia Connecticut Tax-Exempt Fund - Performance Information," is deleted and replaced in its entirety with the following:

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index, Barclays Capital Connecticut Municipal Bond Index and the Lipper Connecticut Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. The Barclays Capital Connecticut Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of Connecticut. Prior to May 31, 2011, the Barclays Capital Municipal Bond Index was the Fund's sole benchmark. The Fund added the Barclays Capital Connecticut Municipal Bond Index as a secondary benchmark effective May 31, 2011 because the Adviser believes that the additional index provides a reasonable view of the avail able municipal investment opportunities in Connecticut and therefore provides an additional useful performance comparison. The Lipper Connecticut Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

2)	The following line is added to the table under the heading"Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia Connecticut Tax-Exempt Fund - Performance Information":

	1 year	5 years	10 years
Barclays Capital Connecticut Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.39%	4.49%	4.74%

��

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index, Barclays Capital Connecticut Municipal Bond Index and the Lipper Connecticut Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. The Barclays Capital Connecticut Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of Connecticut. Prior to May 31, 2011, the Barclays Capital Municipal Bond Index was the Fund's sole benchmark. The Fund added the Barclays Capital Connecticut Municipal Bond Index as a secondary benchmark effective May 31, 2011 because the Adviser believes t hat the additional index provides a reasonable view of the available municipal investment opportunities in Connecticut and therefore provides an additional useful performance comparison. The Lipper Connecticut Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

Average Annual Total Returns	1 Year	5 Years	10 Years
Columbia Connecticut Tax-Exempt Fund Barclays Capital Connecticut Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.39%	4.49%	4.74%

Columbia Real Estate Equity Fund |

COLUMBIA FUNDS SERIES TRUST I

Columbia Real Estate Equity Fund

(the "Fund")

Supplement dated May 31, 2011

to the Fund's Prospectuses dated May 1, 2011

Effective on May 31, 2011, the Fund will change its benchmark from FTSE National Association of Real Estate Investment Trusts All Equity REITs Index to the FTSE National Association of Real Estate Investment Trusts Equity REITs Index. Accordingly, as of May 31, 2011, the Fund's Prospectuses will be hereby revised as follows:

1)	The paragraph under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectus entitled "Columbia Real Estate Equity Fund - Performance Information," is deleted and replaced in its entirety with the following:

The table compares the Fund's returns for each period with those of the FTSE National Association of Real Estate Investment Trusts (NAREIT) Equity REITs Index, which reflects performance of all publicly traded equity REITs other than those designated as timber REITs, and its former benchmark, FTSE NAREIT All Equity REITs Index, which reflects performance of all publicly traded equity REITs, including timber REITs. The Fund changed its benchmark effective May 31, 2011 because the Adviser believes that the FTSE NAREIT Equity REITs Index is more representative of the investment approach used to manage the Fund.

2)	The following lines are added to the table under the heading"Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia Real Estate Equity Fund - Performance Information":

	1 year	5 years	10 years
FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)	27.96%	3.04%	10.77%

��

The table compares the Fund's returns for each period with those of the FTSE National Association of Real Estate Investment Trusts (NAREIT) Equity REITs Index, which reflects performance of all publicly traded equity REITs other than those designated as timber REITs, and its former benchmark, FTSE NAREIT All Equity REITs Index, which reflects performance of all publicly traded equity REITs, including timber REITs. The Fund changed its benchmark effective May 31, 2011 because the Adviser believes that the FTSE NAREIT Equity REITs Index is more representative of the investment approach used to manage the Fund.

Average Annual Total Returns	1 Year	5 Years	10 Years
Columbia Real Estate Equity Fund FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)	27.96%	3.04%	10.77%

Average Annual Total Returns (dei_LegalEntityAxis)	0 Months Ended
May 31, 2011
Columbia Real Estate Equity Fund | | FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	27.96%
5 Years	3.04%
10 Years	10.77%
Columbia Connecticut Tax-Exempt Fund | | Barclays Capital Connecticut Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.39%
5 Years	4.49%
10 Years	4.74%
Columbia Massachusetts Tax-Exempt Fund | | Barclays Capital Massachusetts Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.96%
5 Years	4.45%
10 Years	4.99%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2011
Prospectus Date	rr_ProspectusDate	May 31, 2011
Columbia Massachusetts Tax-Exempt Fund |
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock

COLUMBIA FUNDS SERIES TRUST I

Columbia Massachusetts Tax-Exempt Fund

(the "Fund")

Supplement dated May 31, 2011

to the Fund's Prospectus dated March 1, 2011, as supplemented

The Fund has added Barclays Capital Massachusetts Municipal Bond Index as a secondary benchmark. Accordingly, as of May 31, 2011, the Fund's Prospectus is hereby revised as follows:

1)	The paragraph under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectus entitled "Columbia Massachusetts Tax-Exempt Fund- Performance Information," is deleted and replaced in its entirety with the following:

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index, Barclays Capital Massachusetts Municipal Bond Index and the Lipper Massachusetts Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. The Barclays Capital Massachusetts Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of Massachusetts. Prior to May 31, 2011, the Barclays Capital Municipal Bond Index was the Fund's sole benchmark. The Fund added the Barclays Capital Massachusetts Municipal Bond Index as a secondary benchmark effective May 31, 2011 because the Adviser believes that the additional index provides a reasonable view of the available municipal investment opportunities in Massachusetts and therefore provides an additional useful performance comparison. The Lipper Massachusetts Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

2)	The following line is added to the table under the heading"Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectus entitled "Columbia Massachusetts Tax-Exempt Fund- Performance Information":

	1 year	5 years	10 years
Barclays Capital Massachusetts Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	1.96%	4.45%	4.99%

��

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index, Barclays Capital Massachusetts Municipal Bond Index and the Lipper Massachusetts Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. The Barclays Capital Massachusetts Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of Massachusetts. Prior to May 31, 2011, the Barclays Capital Municipal Bond Index was the Fund's sole benchmark. The Fund added the Barclays Capital Massachusetts Municipal Bond Index as a secondary benchmark effective May 31, 2011 because the Adviser believes that the additional index provides a reasonable view of the available municipal investment opportunities in Massachusetts and therefore provides an additional useful performance comparison. The Lipper Massachusetts Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

Columbia Massachusetts Tax-Exempt Fund | | Barclays Capital Massachusetts Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.96%
5 Years	rr_AverageAnnualReturnYear05	4.45%
10 Years	rr_AverageAnnualReturnYear10	4.99%
Columbia Connecticut Tax-Exempt Fund |
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock

COLUMBIA FUNDS SERIES TRUST I

Columbia Connecticut Tax-Exempt Fund

(the "Fund")

Supplement dated May 31, 2011

To the Fund's Prospectuses dated March 1, 2011, as supplemented

The Fund has added Barclays Capital Connecticut Municipal Bond Index as a secondary benchmark. Accordingly, as of May 31, 2011, the Fund's Prospectuses are hereby revised as follows:

1)	The paragraph under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectus entitled "Columbia Connecticut Tax-Exempt Fund - Performance Information," is deleted and replaced in its entirety with the following:

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index, Barclays Capital Connecticut Municipal Bond Index and the Lipper Connecticut Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. The Barclays Capital Connecticut Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of Connecticut. Prior to May 31, 2011, the Barclays Capital Municipal Bond Index was the Fund's sole benchmark. The Fund added the Barclays Capital Connecticut Municipal Bond Index as a secondary benchmark effective May 31, 2011 because the Adviser believes that the additional index provides a reasonable view of the avail able municipal investment opportunities in Connecticut and therefore provides an additional useful performance comparison. The Lipper Connecticut Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

2)	The following line is added to the table under the heading"Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia Connecticut Tax-Exempt Fund - Performance Information":

	1 year	5 years	10 years
Barclays Capital Connecticut Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.39%	4.49%	4.74%

��

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index, Barclays Capital Connecticut Municipal Bond Index and the Lipper Connecticut Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. The Barclays Capital Connecticut Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of Connecticut. Prior to May 31, 2011, the Barclays Capital Municipal Bond Index was the Fund's sole benchmark. The Fund added the Barclays Capital Connecticut Municipal Bond Index as a secondary benchmark effective May 31, 2011 because the Adviser believes t hat the additional index provides a reasonable view of the available municipal investment opportunities in Connecticut and therefore provides an additional useful performance comparison. The Lipper Connecticut Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

Columbia Connecticut Tax-Exempt Fund | | Barclays Capital Connecticut Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.39%
5 Years	rr_AverageAnnualReturnYear05	4.49%
10 Years	rr_AverageAnnualReturnYear10	4.74%
Columbia Real Estate Equity Fund |
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock

COLUMBIA FUNDS SERIES TRUST I

Columbia Real Estate Equity Fund

(the "Fund")

Supplement dated May 31, 2011

to the Fund's Prospectuses dated May 1, 2011

Effective on May 31, 2011, the Fund will change its benchmark from FTSE National Association of Real Estate Investment Trusts All Equity REITs Index to the FTSE National Association of Real Estate Investment Trusts Equity REITs Index. Accordingly, as of May 31, 2011, the Fund's Prospectuses will be hereby revised as follows:

1)	The paragraph under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectus entitled "Columbia Real Estate Equity Fund - Performance Information," is deleted and replaced in its entirety with the following:

The table compares the Fund's returns for each period with those of the FTSE National Association of Real Estate Investment Trusts (NAREIT) Equity REITs Index, which reflects performance of all publicly traded equity REITs other than those designated as timber REITs, and its former benchmark, FTSE NAREIT All Equity REITs Index, which reflects performance of all publicly traded equity REITs, including timber REITs. The Fund changed its benchmark effective May 31, 2011 because the Adviser believes that the FTSE NAREIT Equity REITs Index is more representative of the investment approach used to manage the Fund.

2)	The following lines are added to the table under the heading"Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia Real Estate Equity Fund - Performance Information":

	1 year	5 years	10 years
FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)	27.96%	3.04%	10.77%

��

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the FTSE National Association of Real Estate Investment Trusts (NAREIT) Equity REITs Index, which reflects performance of all publicly traded equity REITs other than those designated as timber REITs, and its former benchmark, FTSE NAREIT All Equity REITs Index, which reflects performance of all publicly traded equity REITs, including timber REITs. The Fund changed its benchmark effective May 31, 2011 because the Adviser believes that the FTSE NAREIT Equity REITs Index is more representative of the investment approach used to manage the Fund.

Columbia Real Estate Equity Fund | | FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.96%
5 Years	rr_AverageAnnualReturnYear05	3.04%
10 Years	rr_AverageAnnualReturnYear10	10.77%